Commitments - Additional information (Details) £ in Thousands, $ in Millions	Oct. 05, 2021 USD ($)	Sep. 03, 2021 GBP (£) lease_agreement	Sep. 30, 2022 GBP (£)	Aug. 05, 2022 GBP (£)	Jul. 01, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure of attribution of expenses by nature to their function [line items]
Commitment costs incurred			£ 5,614			£ 793
Commitments outstanding			15,611
Lease liabilities			7,086			5,301
Vienna, Austria
Disclosure of attribution of expenses by nature to their function [line items]
Number of lease agreements not yet commenced | lease_agreement		2
Lessee, operating lease, term of contract not yet commenced		7 years
Lease liabilities		£ 6,466
Boston, Mass., United States Of America
Disclosure of attribution of expenses by nature to their function [line items]
Lease liabilities					£ 4,391
Fletcher House in Oxford, United Kingdom
Disclosure of attribution of expenses by nature to their function [line items]
Lease liabilities				£ 1,760
Gates Foundation
Disclosure of attribution of expenses by nature to their function [line items]
Commitment | $	$ 70
Commitment, term	4 years
Commitments outstanding			£ 45,872			£ 51,069